FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Interest Rate Swaps (Details) $ in Thousands	Dec. 31, 2024 USD ($)
February 2026
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	150,000
March 2027
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	100,000
March 2027
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	50,000
March 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	100,000
April 2027
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	100,000
April 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	50,000
U.S. dollar denominated fixed rate debt | February 2026
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	2.197%
U.S. dollar denominated fixed rate debt | March 2027
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.975%
U.S. dollar denominated fixed rate debt | March 2027
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.60%
U.S. dollar denominated fixed rate debt | March 2025
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.90%
U.S. dollar denominated fixed rate debt | April 2027
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.597%
U.S. dollar denominated fixed rate debt | April 2025
Disclosure of detailed information about financial instruments [line items]
Fixed Interest Rate	0.50%
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument	550,000